Mortgage Loans - Mortgage Loans by Risk (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Loans specifically evaluated for impairment	$ 0	$ 4,800,000
Other	3,600,000	2,000,000
Mortgage loans, net	6,485,100,000	6,241,200,000
Reserve amounts held for loans evaluated for impairment	$ 0	$ 0
Commercial Mortgage Loans
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Mortgage loans	$ 2,937,500,000	$ 2,130,000,000
Commercial Mortgage Loans | Lower risk
Concentration Risk [Line Items]
Concentration risk percentage	66.90%	69.80%
Mortgage loans	$ 1,965,200,000	$ 1,486,100,000
Commercial Mortgage Loans | Medium risk
Concentration Risk [Line Items]
Concentration risk percentage	24.80%	22.80%
Mortgage loans	$ 727,600,000	$ 486,300,000
Commercial Mortgage Loans | Higher risk
Concentration Risk [Line Items]
Concentration risk percentage	8.30%	7.40%
Mortgage loans	$ 244,700,000	$ 157,600,000
Purchase GAAP Accounting Loan | Commercial Mortgage Loans
Concentration Risk [Line Items]
Concentration risk percentage	100.00%	100.00%
Mortgage loans	$ 3,544,000,000	$ 4,104,400,000
Purchase GAAP Accounting Loan | Commercial Mortgage Loans | Lower risk
Concentration Risk [Line Items]
Concentration risk percentage	73.00%	70.70%
Mortgage loans	$ 2,586,900,000	$ 2,899,200,000
Purchase GAAP Accounting Loan | Commercial Mortgage Loans | Medium risk
Concentration Risk [Line Items]
Concentration risk percentage	21.00%	21.80%
Mortgage loans	$ 745,900,000	$ 896,800,000
Purchase GAAP Accounting Loan | Commercial Mortgage Loans | Higher risk
Concentration Risk [Line Items]
Concentration risk percentage	6.00%	7.50%
Mortgage loans	$ 211,200,000	$ 308,400,000